                                1999 SEMIANNUAL REPORT
AMERICAN STRATEGIC
INCOME PORTFOLIO III
CSP

[LOGO]FIRST AMERICAN-Registered Trademark-
      Asset Management

                  [LOGO]FIRST AMERICAN -Registered Trademark-
                        Asset Management

        CONTENTS
  1     FUND OVERVIEW

  4     FINANCIAL STATEMENTS AND NOTES

 14     INVESTMENTS IN SECURITIES

 18     SHAREHOLDER UPDATE


AMERICAN STRATEGIC INCOME PORTFOLIO III

PRIMARY INVESTMENTS Mortgage-related assets that directly or indirectly represent a participation in or are secured by and payable from mortgage loans. The fund may also invest in asset-backed securities, U.S. government securities, corporate-debt securities, municipal obligations, unregistered securities, and mortgage servicing rights. The fund borrows through the use of reverse repurchase agreements. Use of certain of these investments and investment techniques may cause the fund's net asset value to fluctuate to a greater extent than would be expected from interest rate movements alone.

FUND OBJECTIVE High level of current income. Its secondary objective is to seek capital appreciation. As with other investment companies, there can be no assurance this fund will achieve its objective.

-------------------------------------------------------------------------------
AVERAGE ANNUALIZED TOTAL RETURNS
-------------------------------------------------------------------------------

Based on net asset value for the periods ended November 30, 1999



                             One Year        Five Year       Since Inception
                                                                 3/25/93
American Strategic Income
  Portfolio III               3.99%            9.46%              6.61%
Lehman Brothers Mutual Fund
  Government/Mortgage Index   0.22%            7.92%              6.12%



The average annualized total returns for American Strategic Income Portfolio III are based on the change in its net asset value (NAV), assume all distributions were reinvested, and do not reflect sales charges.
NAV-based performance is used to measure investment management results.

Average annualized total returns based on the change in market price for the one-year, five-year, and since-inception periods ended November 30, 1999, were 3.08%, 10.99%, and 5.37%, respectively. These returns assume reinvestment of all distributions and reflect sales charges on distributions as described in the fund's dividend reinvestment plan, but not on initial purchases.

PLEASE REMEMBER, YOU COULD LOSE MONEY WITH THIS INVESTMENT. NEITHER SAFETY OF PRINCIPAL NOR STABILITY OF INCOME IS GUARANTEED. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that fund shares, when sold, may be worth more or less than their original cost. Closed-end funds, such as this fund, often trade at discounts to net asset value.

Therefore, you may be unable to realize the full net asset value of your shares when you sell.

The fund uses the Lehman Brothers Mutual Fund Government/ Mortgage Index as a benchmark. Although we believe this is the most appropriate benchmark available, it is not a perfect match. The benchmark index is comprised of U.S. government securities while American Strategic Income Portfolio III is comprised primarily of nonsecuritized, illiquid whole loans. This limits the ability of the fund to respond quickly to market changes.

The Lehman Brothers Mutual Fund Government/Mortgage Index is comprised of all U.S. government agency and Treasury securities and agency mortgage-backed securities. Developed by Lehman Brothers for comparative use by the mutual fund industry, this index is unmanaged and does not include any fees or expenses in its total return calculations.

The since-inception number for the Lehman index is calculated from the month end following the fund's inception through November 30, 1999.

-------------------------------------------------------------------------------
     NOT FDIC INSURED     NO BANK GUARANTEE       MAY LOSE VALUE
-------------------------------------------------------------------------------

        FUND
           OVERVIEW

FUND MANAGEMENT


JOHN WENKER
is primarily responsible for the management of American Strategic
Income Portfolio III. He has 14 years of financial experience.

DAVID STEELE
assists with the management of American Strategic Income Portfolio
III. He has 21 years of financial experience.

RUSS KAPPENMAN
assists with the management of American Strategic Income Portfolio III. He has 14 years of financial experience.


--------------------------------------------------------------------------------
January 15, 2000

AMERICAN STRATEGIC INCOME PORTFOLIO III HAD A TOTAL RETURN OF 1.86% BASED ON ITS NET ASSET VALUE FOR THE SIX MONTHS ENDING NOVEMBER 30, 1999, COMPARED TO 0.80% FOR ITS BENCHMARK, THE LEHMAN BROTHERS MUTUAL FUND GOVERNMENT/MORTGAGE INDEX.* During the period, the fund benefited from a lack of credit losses and a moderate level of loan prepayments. The total return based on the fund's market price was -0.80% over the same time frame.* At the end of the reporting period, the fund's market price of $11.25 per share continued to trade at a discount to its net asset value of $11.95 per share.

DURING THE PERIOD, THE FUND PAID OUT A HIGH LEVEL OF CURRENT INCOME AND MAINTAINED A RELATIVELY STABLE NET ASSET VALUE. Dividends for the six months totaled $0.523 per share, for an annualized distribution rate of 9.30% based on the November 30 market price. The fund's average monthly earnings over the past three months would result in an annualized earnings rate of 8.51% based on the November 30 market price. The net asset value of the fund did not experience much volatility during the period, beginning at $12.25 and ending at $11.95 per share. Keep in mind that past performance is no guarantee of future results, and the fund's distribution rate and net asset value will fluctuate.

THE RISING INTEREST RATE ENVIRONMENT IN 1999 IS BENEFITING THE FUND'S INCOME LEVEL. In July, the fund was able to increase its dividend by $0.25 per share to $0.0875 per share. Currently we can find new mortgage investments that pay income equal to or higher than the average coupon in the fund. In addition, rising rates have slowed the level of refinancings and loan prepayments. The dividend reserve continues to support the level that the fund currently pays. The reserve fell during the period from $0.1227 per share to $0.0970 per share.

*All returns assume reinvestment of distributions and do not reflect sales charges, except the fund's total return based on market price, which does reflect sales charges on distributions as described in the fund's dividend reinvestment plan, but not on initial purchases. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that fund shares, when sold, may be worth more or less than their original cost.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
As a percentage of total assets on November 30, 1999

Other Assets                       1%

Commercial Loans                  16%

Multifamily Loans                 34%

Single-family
Loans                             29%

U.S. Treasury
Securities                         9%

U.S. Agency Mortgage-backed
Securities                         3%

Short-term
Securities                         8%


-------------------------------------------------------------------------------
DELINQUENT LOAN PROFILE
-------------------------------------------------------------------------------


The chart below shows the percentage of single family loans** in the portfolio that are 30, 60, 90, or 120 days delinquent as of November 30, 1999, based on principal amounts outstanding.

Current                     86.9%
---------------------------------
30 Days                      7.8%
---------------------------------
60 Days                      1.8%
---------------------------------
90 Days                      0.5%
---------------------------------
120+ Days                    3.0%
---------------------------------

** As of November 30, 1999, there were no
multifamily or commercial loans delinquent.
--------------------------------------------------------------------------------


 1    1999    Semiannual Report - American Strategic Income Portfolio III

          FUND
             OVERVIEW CONTINUED
--------------------------------------------------------------------------------

ON DECEMBER 10, 1999, THE FUND PAID OUT PROCEEDS TO SHAREHOLDERS FROM ITS REPURCHASE OFFER. Shares were repurchased at the fund's net asset value of $12.00 at the close of business on December 6, 1999, minus a $0.02 per share fee. Because shareholders collectively submitted more than the 10% limit of outstanding shares, repurchases were made on a pro rata basis. Approximately 26% of shares were repurchased from each shareholder who submitted a claim.

TO PREPARE FOR THE REPURCHASE OFFER, THE FUND BEGAN INCREASING ITS PERCENTAGE OF TOTAL ASSETS IN CASH DURING THE SUMMER MONTHS. As loans came due in the portfolio, the proceeds were reinvested in short-term securities rather than in new mortgage investments. Short-term securities equaled 8% of total assets at the period end. Single-family, multifamily, and commercial loans continued to represent the majority of the portfolio at 79% of total assets. The remainder of the fund was invested in U.S. Treasury securities and U.S. government agency securities.

WE CONTINUE TO SPREAD OUR LOANS OUT ACROSS THE COUNTRY TO HELP AVOID THE RISK OF BEING TOO HEAVILY CONCENTRATED IN ONE REGION. We are currently invested in states such as Texas, California, Florida, Minnesota, and Colorado, where the economies are strong and employment and population growth continue. All segments of the mortgage loan market continue to perform well. Most real estate markets are in equilibrium with demand keeping pace with new supply.


-------------------------------------------------------------------------------
 Geographical Distribution
-------------------------------------------------------------------------------

We attempt to buy mortgage loans in many parts of the country to help avoid the risks of concentrating in one area. These percentages reflect principal value of whole loans as of November 30, 1999. Shaded areas without values indicate states in which the fund has invested less than 0.50% of its assets.


                                     [MAP]

Alabama                           Less than 0.50%
Alaska                            Less than 0.50%
Arizona                           3%
Arkansas                          Less than 0.50%
California                        10%
Colorado                          6%
Connecticut                       1%
Delaware                          Less than 0.50%
Florida                           5%
Georgia                           1%
Hawaii                            Less than 0.50%
Idaho                             Less than 0.50%
Illinois                          1%
Indiana                           Less than 0.50%
Iowa                              Less than 0.50%
Kansas                            Less than 0.50%
Kentucky                          Less than 0.50%
Louisiana                         1%
Maine                             Less than 0.50%
Maryland                          Less than 0.50%
Massachusetts                     1%
Michigan                          Less than 0.50%
Minnesota                         5%
Mississippi                       Less than 0.50%
Missouri                          Less than 0.50%
Montana                           1%
Nebraska                          Less than 0.50%
Nevada                            5%
New Hampshire                     Less than 0.50%
New Jersey                        2%
New Mexico                        1%
New York                          5%
North Carolina                    1%
North Dakota                      1%
Ohio                              Less than 0.50%
Oklahoma                          9%
Oregon                            6%
Pennsylvania                      1%
Rhode Island                      Less than 0.50%
South Carolina                    Less than 0.50%
South Dakota                      Less than 0.50%
Tennessee                         1%
Texas                             24%
Utah                              2%
Vermont
Virginia                          1%
Washington                        4%
West Virginia                     Less than 0.50%
Wisconsin                         Less than 0.50%
Wyoming                           Less than 0.50%

-------------------------------------------------------------------------------
 2    1999    Semiannual Report - American Strategic Income Portfolio III

              FUND
                 OVERVIEW CONTINUED

AS WE STATED EARLIER, THE FUND HAD NO CREDIT LOSSES DURING THE SIX-MONTH PERIOD. However, the risk of a loan defaulting is the primary risk of investing in mortgage loan products. If the proceeds from the sale of the foreclosed property are less than the loan price that the fund paid, the fund would suffer a loss. Since inception, the fund has had net credit losses of $0.08 per share.

THE FUND BENEFITED FROM PREPAYMENT PENALTIES ON ITS MULTIFAMILY AND COMMERCIAL LOANS AND FROM LOANS PURCHASED AT A DISCOUNT THAT PAID OFF AT PAR. Gains from prepayment penalties have equaled $0.18 per share since inception and $0.02 per share over the six-month period. Gains from discounted loans paying off at par were $0.31 per share since inception and $0.02 per share over the six-month period.

WE BELIEVE INTEREST RATES WILL CONTINUE TO INCREASE IN THE FIRST HALF OF 2000 AS THE FEDERAL RESERVE STAYS VIGILANT ABOUT MAINTAINING THE STATE OF THE U.S. ECONOMY. This should be favorable for the fund as we anticipate higher rates will slow the rate of new construction across the country. Although the fund only invests in existing properties, a slowdown in new construction could increase the demand for established properties. Also, higher rates should further slow the rate of loan prepayments and refinancings as well.

WE APPRECIATE YOUR INVESTMENT IN AMERICAN STRATEGIC INCOME PORTFOLIO III. We hope the fund's attractive income level and return, along with the recent repurchase offer, have helped you stay on track with your financial goals. We will continue to remain diligent in our monitoring of the fund's credit risk and look forward to managing the fund in the year 2000.


-------------------------------------------------------------------------------
VALUATION OF WHOLE LOAN INVESTMENTS
-------------------------------------------------------------------------------

The fund's investments in whole loans (single-family, multifamily, and commercial), participation mortgages, and mortgage servicing rights are generally not traded in any organized market and, therefore, market quotations are not readily available. These investments are valued at "fair value" according to procedures adopted by the fund's board of directors. Pursuant to these procedures, whole loan investments are initially valued at cost and their values are subsequently monitored and adjusted pursuant to a First American Asset Management pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans, participation mortgages, or mortgage servicing rights, as the case may be. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and credit worthiness are factored into the pricing model each week. Certain mortgage loan information is received on a monthly basis and includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans are determined no less frequently than weekly.
--------------------------------------------------------------------------------

 3    1999    Semiannual Report - American Strategic Income Portfolio III

               FINANCIAL STATEMENTS (Unaudited)

--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES  November 30, 1999
 ................................................................................

ASSETS:
Investments in securities at market value* (note 2)  .......    $379,429,296
Real estate owned (identified cost: $471,442) (note 2) .....         409,671
Accrued interest receivable  ...............................       3,265,874
Other assets  ..............................................          31,860
                                                                ------------
  Total assets  ............................................     383,136,701
                                                                ------------

LIABILITIES:
Reverse repurchase agreements payable (note 2)  ............      98,525,000
Accrued investment management fee  .........................         136,655
Bank overdraft  ............................................         504,750
Accrued administrative fee  ................................          46,654
Accrued interest  ..........................................         429,538
                                                                ------------
  Total liabilities  .......................................      99,642,597
                                                                ------------
  Net assets applicable to outstanding capital stock  ......    $283,494,104
                                                                ============

COMPOSITION OF NET ASSETS:
Capital stock and additional paid-in capital  ..............    $340,761,315
Undistributed net investment income  .......................       2,299,854
Accumulated net realized loss on investments  ..............     (54,968,427)
Unrealized depreciation of investments  ....................      (4,598,638)
                                                                ------------

  Total - representing net assets applicable to capital
    stock  .................................................    $283,494,104
                                                                ============

*Investments in securities at identified cost  .............    $383,966,163
                                                                ============

NET ASSET VALUE AND MARKET PRICE:
Net assets  ................................................    $283,494,104
Shares outstanding (authorized 1 billion shares of $0.01 par
  value)  ..................................................      23,714,768
Net asset value  ...........................................          $11.95
Market price  ..............................................          $11.25

                      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

      4  1999 Semiannual Report - American Strategic Income Portfolio III

--------------------------------------------------------------------------------

                      STATEMENT OF OPERATIONS For the Six Months Ended November 30, 1999
 ................................................................................

INCOME:
Interest (net of interest expense of $3,442,962)  ..........    $13,495,359
Rental income from real estate owned  ......................          5,734
                                                                -----------

  Total investment income  .................................     13,501,093
                                                                -----------

EXPENSES (NOTE 3):
Investment management fee  .................................        889,429
Administrative fee  ........................................        286,298
Custodian and accounting fees  .............................         84,332
Transfer agent fees  .......................................         11,432
Reports to shareholders  ...................................         42,917
Mortgage servicing fees  ...................................        284,654
Directors' fees  ...........................................          1,504
Audit and legal fees  ......................................         40,899
Other expenses  ............................................         81,421
                                                                -----------
  Total expenses  ..........................................      1,722,886
    Less expenses paid indirectly  .........................        (12,789)
                                                                -----------

  Total net expenses  ......................................      1,710,097
                                                                -----------

  Net investment income  ...................................     11,790,996
                                                                -----------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS (NOTE 4):
Net realized loss on investments in securities  ............       (774,893)
Net realized loss on real estate owned  ....................       (130,058)
                                                                -----------

  Net realized loss on investments  ........................       (904,951)
Net change in unrealized appreciation or depreciation of
  investments  .............................................     (5,632,484)
                                                                -----------

  Net loss on investments  .................................     (6,537,435)
                                                                -----------

    Net increase in net assets resulting from
      operations  ..........................................    $ 5,253,561
                                                                ===========

                      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

      5  1999 Semiannual Report - American Strategic Income Portfolio III

--------------------------------------------------------------------------------

                      STATEMENT OF CASH FLOWS For the Six Months Ended November 30, 1999
 ................................................................................

CASH FLOWS FROM OPERATING ACTIVITIES:
Interest and rental income .................................    $ 13,501,093
Net expenses ...............................................      (1,710,097)
                                                                ------------
  Net investment income ....................................      11,790,996
                                                                ------------

Adjustments to reconcile net investment income to net cash
 provided by operating activities:
  Change in accrued interest receivable ....................         857,682
  Net amortization of bond discount and premium ............         448,783
  Change in accrued fees and expenses ......................        (183,467)
  Change in other assets ...................................          32,741
                                                                ------------
    Total adjustments ......................................       1,155,739
                                                                ------------

    Net cash provided by operating activities ..............      12,946,735
                                                                ------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sales of investments .........................      62,992,721
Net purchases of short-term securities .....................     (29,784,224)
                                                                ------------

    Net cash provided by investing activities ..............      33,208,497
                                                                ------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Net payments for reverse repurchase agreements .............     (33,200,000)
Retirement of fund shares ..................................      (1,403,906)
Distributions paid to shareholders .........................     (12,414,967)
                                                                ------------

    Net cash used by financing activities ..................     (47,018,873)
                                                                ------------
Net decrease in cash .......................................        (863,641)
Cash at beginning of period ................................         358,891
                                                                ------------

    Cash at end of period ..................................    $   (504,750)
                                                                ============

Supplemental disclosure of cash flow information:
  Cash paid for interest on reverse
    repurchase agreements ..................................    $  3,529,935
                                                                ============

                      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

      6  1999 Semiannual Report - American Strategic Income Portfolio III

--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                                 SIX MONTHS
                                                                   ENDED
                                                                  11/30/99         YEAR ENDED
                                                                (UNAUDITED)         5/31/99
                                                              ----------------  ----------------
OPERATIONS:
Net investment income  .....................................    $ 11,790,996      $ 25,086,042
Net realized gain (loss) on investments  ...................        (904,951)        2,449,696
Net change in unrealized appreciation or depreciation of
  investments  .............................................      (5,632,484)       (8,321,741)
                                                                ------------      ------------

  Net increase in net assets resulting from operations  ....       5,253,561        19,213,997
                                                                ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income  ................................     (12,414,967)      (24,370,327)
                                                                ------------      ------------

CAPITAL SHARE TRANSACTIONS (NOTE 6):
Decrease in net assets from capital share transactions  ....      (1,403,906)       (2,697,661)
                                                                ------------      ------------
  Total decrease in net assets  ............................      (8,565,312)       (7,853,991)

Net assets at beginning of period  .........................     292,059,416       299,913,407
                                                                ------------      ------------

Net assets at end of period  ...............................    $283,494,104      $292,059,416
                                                                ============      ============

Undistributed net investment income  .......................    $  2,299,854      $  2,923,825
                                                                ============      ============

                      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

      7  1999 Semiannual Report - American Strategic Income Portfolio III

               NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

(1) ORGANIZATION
 ............................
                      American Strategic Income Portfolio Inc. III (the fund) is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end management investment company. The fund emphasizes investments in mortgage-related assets that directly or indirectly represent a participation in or are secured by and payable from mortgage loans. It may also invest in asset-backed securities, U.S. government securities, corporate debt securities, municipal obligations, unregistered securities and mortgage servicing rights. The fund may enter into dollar roll transactions. In addition, the fund may borrow using reverse repurchase agreements and revolving credit facilities. Fund shares are listed on the New York Stock Exchange under the symbol CSP.

(2) SUMMARY OF
    SIGNIFICANT
    ACCOUNTING
    POLICIES
 ............................
                      INVESTMENTS IN SECURITIES
                      Portfolio securities for which market quotations are readily available are valued at current market value. If market quotations or valuations are not readily available, or if such quotations or valuations are believed to be inaccurate, unreliable or not reflective of market value, portfolio securities are valued according to procedures adopted by the fund's board of directors in good faith at "fair value", that is, a price that the fund might reasonably expect to receive for the security or other asset upon its current sale.

                      The current market value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

                      The fund's investments in whole loans (single family, multifamily and commercial), participation mortgages and mortgage servicing rights are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at "fair value" according to procedures adopted by the fund's board of directors. Pursuant to these procedures, whole loan investments are initially valued at cost and their values are subsequently monitored and adjusted pursuant to a First American Asset Management pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans, participation mortgages or mortgage servicing rights, as the case may be. The results of the pricing model may be further subject to price ceilings due to the illiquid nature of the loans. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week. Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile and the historical payment record. Valuations of whole loans, mortgage participations and mortgage servicing rights are determined no less frequently than weekly.

--------------------------------------------------------------------------------

      8  1999 Semiannual Report - American Strategic Income Portfolio III

--------------------------------------------------------------------------------

                      Securities transactions are accounted for on the date securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Interest income, including amortization of bond discount and premium, is recorded on an accrual basis.

                      WHOLE LOANS AND PARTICIPATION MORTGAGES
                      Whole loans and participation mortgages may bear a greater risk of loss arising from a default on the part of the borrower of the underlying loans than do traditional mortgage-backed securities. This is because whole loans and participation mortgages, unlike most mortgage-backed securities, generally are not backed by any government guarantee or private credit enhancement. Such risk may be greater during a period of declining or stagnant real estate values. In addition, the individual loans underlying whole loans and participation mortgages may be larger than the loans underlying mortgage-backed securities. With respect to participation mortgages, the fund generally will not be able to unilaterally enforce its rights in the event of a default, but rather will be dependent on the cooperation of the other participation holders.

                      At November 30, 1999, loans representing 2.1% of net assets were 60 days or more delinquent as to the timely monthly payment of principal. Such delinquencies relate solely to single family whole loans and represent 5.3% of total single family principal outstanding at November 30, 1999. The fund does not record past due interest as income until received. The fund may incur certain costs and delays in the event of a foreclosure. Also, there is no assurance that the subsequent sale of the property will produce an amount equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the accrued unpaid interest and all of the foreclosure expenses. In this case, the fund may suffer a loss. The fund recognized net realized losses of $130,058 or $0.005 per share on real estate sold during the six months ended November 30, 1999.

                      Real estate acquired through foreclosure, if any, is recorded at estimated fair value. The fund may receive rental or other income as a result of holding real estate. In addition, the fund may incur expenses associated with maintaining any real estate owned. On November 30, 1999, the fund owned 5 single family homes with an aggregate value of $409,671, or 0.14% of net assets.

                      REVERSE REPURCHASE AGREEMENTS
                      Reverse repurchase agreements involve the sale of a portfolio-eligible security by the fund, coupled with an agreement to repurchase the security at a specified date and price. Reverse repurchase agreements may increase the volatility of the fund's net asset value and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with that borrowed money. Reverse repurchase agreements are considered to be borrowings by the fund, and are subject to the fund's overall restriction on borrowing under which it must maintain asset coverage of at least 300%. For the six months ended November 30, 1999, the average borrowings outstanding were $119,525,000 and the average coupon was 5.76%.

                      SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
                      Delivery and payment for securities that have been purchased by the fund on a when-issued or forward-commitment basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or
--------------------------------------------------------------------------------

      9  1999 Semiannual Report - American Strategic Income Portfolio III

--------------------------------------------------------------------------------
                      decrease in value prior to their delivery. The fund segregates, with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the fund's net asset value if the fund makes such purchases while remaining substantially fully invested. As of November 30, 1999, the fund had no outstanding when-issued or forward commitments.

                      FEDERAL TAXES
                      The fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The fund intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

                      The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains or losses were recorded by the fund.

                      DISTRIBUTIONS TO SHAREHOLDERS
                      Distributions from net investment income are made monthly and realized capital gains, if any, will be distributed at least annually. These distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or, pursuant to the fund's dividend reinvestment plan, reinvested in additional shares of the fund's capital stock. Under the plan, fund shares will be purchased in the open market unless the market price plus commissions exceeds the net asset value by 5% or more. If, at the close of business on the dividend payment date, the shares purchased in the open market are insufficient to satisfy the dividend reinvestment requirement, the fund will issue new shares at a discount of up to 5% from the current market price.

                      REPURCHASE AGREEMENTS AND OTHER SHORT-TERM SECURITIES
                      For repurchase agreements entered into with certain broker-dealers, the fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the fund's custodian bank until maturity of the repurchase agreement. Provisions for all agreements ensure that the daily market value of the collateral is in excess of the repurchase amount, including accrued interest, to protect the fund in the event of a default. In addition to repurchase agreements the fund may invest in money market funds advised by the fund's advisor.

--------------------------------------------------------------------------------

      10  1999 Semiannual Report - American Strategic Income Portfolio III

--------------------------------------------------------------------------------

                      USE OF ESTIMATES
                      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

(3) EXPENSES
 ............................
                      INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
                      On August 10, 1998, the fund entered into an investment advisory agreement with U.S. Bank National Association (U.S. Bank), acting through its division, First American Asset Management. Prior thereto, Piper Capital Management Incorporated (Piper Capital), which was acquired by U.S. Bancorp on May 1, 1998, had served as the fund's advisor. U.S. Bank also serves as the fund's administrator under an administration agreement effective May 1, 1998. Prior thereto, Piper Capital provided services under an administration agreement through April 30, 1998.

                      The investment advisory agreement provides the advisor with a monthly investment management fee in an amount equal to an annualized rate of 0.20% of the fund's average weekly net assets and 4.50% of the daily gross income accrued by the fund during the month (i.e., investment income, including amortization of discount and premium, other than gains from the sale of securities or gains from options and futures contracts less interest on money borrowed by the fund). The monthly investment management fee shall not exceed in the aggregate 1/12 of 0.725% of the fund's average weekly net assets during the month (approximately 0.725% on an annual basis). For the six months ended November 30, 1999, the annualized effective investment management fee incurred by the fund was 0.62%. For its fee, the advisor provides investment advice and conducts the management and investment activity of the fund.

                      The administration agreement provides the administrator with a monthly fee in an amount equal to an annualized rate of 0.20% of the fund's average weekly net assets. For its fee, the administrator provides regulatory, reporting and record-keeping services for the fund.

                      MORTGAGE SERVICING FEES
                      The fund enters into mortgage servicing agreements with mortgage servicers for whole loans and participation mortgages. For a fee, mortgage servicers maintain loan records, such as insurance and taxes and the proper allocation of payments between principal and interest.

                      OTHER FEES AND EXPENSES
                      In addition to the investment management, administrative and mortgage servicing fees, the fund is responsible for paying most other operating expenses, including: outside directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; transfer agent fees and expenses; legal, auditing and accounting services; insurance; interest; expenses related to real estate owned; fees to outside parties retained to assist in conducting due diligence; taxes and other miscellaneous expenses.

                      During the six months ended November 30, 1999, the fund paid $35,416 for custody services to U.S. Bank.

--------------------------------------------------------------------------------

      11  1999 Semiannual Report - American Strategic Income Portfolio III

--------------------------------------------------------------------------------

                      EXPENSES PAID INDIRECTLY
                      Expenses paid indirectly represent reimbursements of custodian fees received from mortgage servicers of $12,789.

(4) INVESTMENT
    SECURITY
    TRANSACTIONS
 ............................
                      Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the six months ended November 30, 1999 aggregated $0 and $63,441,504, respectively. Included in proceeds from sales are $1,026,088 from sales of real estate owned and $408,561 from prepayment penalties.

(5) CAPITAL LOSS
    CARRYOVER
 ............................
                      For federal income tax purposes, the fund had capital loss carryovers at May 31, 1999, which, if not offset by subsequent capital gains, will expire on the fund's fiscal year-ends as indicated below. It is unlikely the board of directors will authorize a distribution of any net realized capital gains until the available capital loss carryovers have been offset or expire.

CAPITAL LOSS
 CARRYOVER              EXPIRATION
------------            ----------
$18,771,178                2003
 34,420,675                2004
    871,623                2005
-----------
$54,063,476
===========

(6) CAPITAL SHARE
    TRANSACTIONS
 ............................
                      RETIREMENT OF FUND SHARES
                      The fund's board of directors has approved a plan to repurchase shares of the fund in the open market and retire those shares. Repurchases may only be made when the previous day's closing market value was at a discount from net asset value (NAV). Daily repurchases are limited to 25% of the previous four weeks average daily trading volume on the New York Stock Exchange. Under the current plan, cumulative repurchases in the fund cannot exceed 1,203,423 shares (5% of the outstanding shares as of September 9, 1998). The board of directors will review the plan every year. The plan was last reviewed and reapproved by the board of directors on June 3, 1999.

                      Pursuant to the plan, the fund repurchased and retired the following:

                              % OF
 PERIOD                    OUTSTANDING                      WEIGHTED AVERAGE
 ENDED        SHARES         SHARES            COST         DISCOUNT TO NAV
--------      -------      -----------      ----------      ----------------
11/30/99      122,700         0.51%         $1,403,906           5.03%
 5/31/99      231,000         0.96%         $2,697,661           6.23%

(7) SUBSEQUENT EVENT
    REPURCHASE OFFER
 ............................
                      The fund's board of directors concluded that an additional offer to purchase up to 10% of its outstanding shares at net asset value would be in the best interests of shareholders. Accordingly, the repurchase offer was sent to shareholders in November 1999, and the deadline for submitting shares for repurchase was 5:00 p.m. Eastern Time on November 29, 1999. The repurchase price was determined on December 6, 1999, at the close of regular trading on the New York Stock Exchange (4 p.m. Eastern
                      Time). The percentage of outstanding shares repurchased, the number of shares repurchased, the repurchase price per share (net asset value less two cents per share repurchase fee) and proceeds paid on December 10, 1999, by the fund were as follows:

PERCENTAGE         SHARES         REPURCHASE       PROCEEDS
REPURCHASED      REPURCHASED        PRICE            PAID
-----------      -----------      ----------      -----------
    10%           2,371,476         $11.98        $28,410,282

--------------------------------------------------------------------------------

      12  1999 Semiannual Report - American Strategic Income Portfolio III

--------------------------------------------------------------------------------

(8) FINANCIAL
    HIGHLIGHTS
 ............................
                      Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

                      AMERICAN STRATEGIC INCOME PORTFOLIO III

                            Six Months
                               Ended                                        Year Ended May 31,
                             11/30/99    ----------------------------------------------------------------------------------------
                            (Unaudited)        1999              1998              1997              1996              1995
                            -----------  ----------------  ----------------  ----------------  ----------------  ----------------
PER-SHARE DATA
Net asset value, beginning
  of period ..............    $ 12.25         $12.46            $12.12            $12.25            $12.50            $12.61
                              ------          ------            ------            ------            ------            ------
Operations:
  Net
   investment income .....       0.50           1.05              1.02              1.00              0.99              1.18
  Net realized and
    unrealized gains
    (losses)
    on investments .......      (0.28)         (0.24)             0.37             (0.13)               --             (0.01)
                              ------          ------            ------            ------            ------            ------
    Total from
      operations .........       0.22           0.81              1.39              0.87              0.99              1.17
                              ------          ------            ------            ------            ------            ------
Distributions
  to shareholders:
  From net
   investment income .....      (0.52)         (1.02)            (1.05)            (1.00)            (1.24)            (1.28)
                              ------          ------            ------            ------            ------            ------
Net asset value, end of
  period .................    $ 11.95         $12.25            $12.46            $12.12            $12.25            $12.50
                              ======          ======            ======            ======            ======            ======
Per-share market value,
  end of period ..........    $ 11.25         $11.88            $11.38            $11.13            $10.25            $11.13
                              ======          ======            ======            ======            ======            ======
SELECTED INFORMATION
Total return, net asset
  value(a) ...............       1.86%          6.61%            11.86%             7.43%             8.17%            10.03%
Total return, market
  value(b) ...............      (0.80)%        13.80%            12.05%            19.18%             3.20%            (2.42)%
Net assets at end of
  period
  (in millions) ..........    $   283         $  292            $  300            $  324            $  328            $  338
Ratio of expenses to
  average weekly net
  assets including
  interest expense(c) ....       3.61%(f)        3.39%            3.47%             3.84%             2.66%             3.55%
Ratio of expenses to
  average weekly net
  assets excluding
  interest expense(c) ....       1.20%(f)        1.19%            1.42%             1.34%             1.29%             1.29%
Ratio of net investment
  income to average weekly
  net assets .............       8.24%(f)        8.39%            8.22%             8.22%             7.92%             9.48%
Portfolio turnover rate
  (excluding
  short-term securities) .....        --          44%               58%               46%              121%               49%
Amount of borrowings
  outstanding at end of
  period (in millions) .      $    99         $  132            $   99            $   84            $   81            $   75
Per-share amount of
  borrowings outstanding
  at end of period .......    $  4.15         $ 5.53            $ 4.11            $ 3.12            $ 3.03            $ 2.77
Per-share amount of net
  assets, excluding
  borrowings,
  at end of period .......    $ 16.10         $17.78            $16.57            $15.24            $15.28            $15.27
Asset coverage
  ratio(d) ...............        388%           322%              403%              488%              504%              551%

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) INCLUDES 0.02% AND 0.09% FROM FEDERAL EXCISE TAXES IN FISCAL YEARS 1996 AND 1995 RESPECTIVELY. FISCAL 1998 AND 1997 RATIOS INCLUDE 0.05% AND 0.08%, RESPECTIVELY, OF OPERATING EXPENSES ASSOCIATED WITH REAL ESTATE OWNED.
(d) REPRESENTS NET ASSETS, EXCLUDING BORROWINGS, AT END OF PERIOD DIVIDED BY BORROWINGS OUTSTANDING AT END OF PERIOD.
(e) EFFECTIVE AUGUST 10, 1998, THE ADVISOR WAS CHANGED FROM PIPER CAPITAL TO U.S. BANK.
(f)  ANNUALIZED.

--------------------------------------------------------------------------------

      13  1999 Semiannual Report - American Strategic Income Portfolio III

                     INVESTMENTS IN SECURITIES (Unaudited)
--------------------------------------------------------------------------------

AMERICAN STRATEGIC
INCOME PORTFOLIO III                                                          November 30, 1999
------------------------------------------------------------------------------------------------------------------
                                                             Date                                        Market
Description of Security                                    Acquired   Par Value          Cost          Value (a)
---------------------------------------------------------  --------  -----------     ------------     ------------

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

U.S. GOVERNMENT AND AGENCY SECURITIES (16.9%):
  U.S. AGENCY MORTGAGE-BACKED SECURITIES (4.6%):
    FIXED RATE (4.6%):
      6.50%, FNMA, 6/1/29 ...............................   5/4/99   $13,761,583(b)  $ 13,661,149     $ 13,116,440
                                                                                     ------------     ------------

  U.S. GOVERNMENT SECURITIES (12.3%):
      6.63%, U.S. Treasury Note, 3/31/02 ................  5/12/98     2,000,000        2,040,136        2,025,320
      7.25%, U.S. Treasury Note, 8/15/04 ................   3/1/99    31,500,000(b)    33,932,105       32,847,885
                                                                                     ------------     ------------
                                                                                       35,972,241       34,873,205
                                                                                     ------------     ------------

        Total U.S. Government and Agency Securities  ....                              49,633,390       47,989,645
                                                                                     ------------     ------------

PRIVATE MORTGAGE-BACKED SECURITIES (0.0%):
  FIXED RATE (0.0%):
      8.79%, First Gibralter, Series 1992-MM,
        Class B, 10/25/21 ...............................  7/15/93     1,212,133(e)       481,110               --
                                                                                     ------------     ------------

WHOLE LOANS AND PARTICIPATION MORTGAGES (C,D,E) (106.2%):
  COMMERCIAL LOANS (21.4%):
      Academy Spectrum, 7.80%, 5/9/01 ...................  4/20/99     4,510,698        4,510,698        4,198,942
      Airport Plaza Offices, 8.88%, 5/1/01 ..............   5/1/96       716,502          716,502          718,741
      Blacklake Place I and II, 8.78%, 9/1/07 ...........  8/12/97     4,780,430        4,780,430        4,773,706
      Blacklake Place III, 8.78%, 9/1/07 ................  8/12/97     2,390,215        2,390,215        2,383,913
      Brookhollow West and Northwest Technical Center,
        8.21%, 8/1/02 ...................................  7/29/97     3,588,966        3,588,966        3,622,932
      Commerce Center, 8.88%, 5/1/01 ....................   5/1/96     1,862,905        1,862,905        1,839,428
      CUBB Properties Mobile Home Park,
        8.15%, 11/1/07 ..................................  11/4/97     2,822,334        2,822,334        2,791,886
      Disco Print Warehouse, 8.90%, 2/1/04 ..............   2/7/97     1,325,312        1,325,312        1,333,439
      Duncan Office Building, 8.00%, 6/1/08 .............  5/19/98       727,160          727,160          697,760
      Indian Street Shoppes, 8.00%, 2/1/09 ..............  1/27/99     2,285,735        2,285,735        2,147,868
      Jackson Street Parking Lot, 8.63%, 7/1/07 .........  6/30/98       250,000          250,000          253,110
      Jackson Street Warehouse, 8.63%, 7/1/07 ...........  6/30/98     2,947,430        2,947,430        2,936,486
      Jefferson Office Building, 7.50%, 12/1/13 .........  11/5/98     1,110,579        1,110,579        1,020,511
      John Brown Office Building, 8.90%, 6/1/03 .........  7/23/97     4,854,426        4,854,426        4,885,217
      Kimball Professional Office Building,
        8.00%, 7/1/08 ...................................   7/2/98     2,308,424        2,308,424        2,193,657

                                                             Date
Description of Security                                    Acquired   Par Value          Cost         Market Value
-----------------------                                    --------  -----------     ------------     ------------
      Lake Pointe Corporate Center, 8.67%, 7/1/07 .......   7/7/97   $ 3,839,487     $  3,839,487     $  3,827,538
      LAX Air Freight Center, 8.00%, 1/1/08 .............  12/29/97    3,374,100        3,374,100        3,248,639
      Meridian Corporate Center, 8.10%, 8/1/02 ..........   8/1/97     2,320,778        2,320,778        2,346,511
      North Austin Business Center, 9.15%, 5/1/07 .......  4/10/97     3,009,482        3,009,482        3,074,607
      One Metro Square Office Building,
        8.20%, 10/1/02 ..................................  9/24/97     2,917,125        2,917,125        2,946,296
      Pacific Shores Mobile Home Park II,
        11.12%, 10/1/06 .................................  9/27/96     1,870,297        1,860,946        1,963,812
      Pilot Knob Service Center, 9.07%, 7/1/07 ..........  6/20/97     1,483,250        1,483,250        1,510,850
      PMG Plaza, 9.05%, 4/1/04 ..........................  3/20/97     2,520,018        2,520,018        2,483,509
      Santa Monica Center, 8.35%, 11/1/04 ...............  11/17/97    3,413,627        3,413,627        3,447,763
                                                                                     ------------     ------------
                                                                                       61,219,929       60,647,121
                                                                                     ------------     ------------

  MULTIFAMILY LOANS (46.2%):
      Ambassador House Apartments, 10.13%, 12/1/01 ......  11/3/94     2,321,382        2,319,190        2,391,024
      Ambassador House Apartments, 13.00%, 12/1/01 ......   3/5/99       648,925          648,925          627,858
      Arbor Parks and Woodridge Apartments,
        7.48%, 9/1/03 ...................................  8/27/98    17,360,090       17,360,090       17,068,109
      Bluff Creek Apartments, 7.75%, 4/1/04 .............   3/5/99     7,959,702        7,959,702        7,730,973
      Boardwalk Apartments, 7.40%, 2/1/08 ...............  1/16/98     5,308,634        5,308,634        4,901,616
      Briarwood Apartments, 10.24%, 12/1/01 .............  11/22/94      967,944          964,556          996,982
      Clackamas Trail Apartments, 8.50%, 7/1/01 .........   7/3/97    13,939,693       13,939,693       13,725,741
      El Toro Blanco Apartments, 10.05%, 1/1/02 .........   1/3/95     1,307,059        1,275,714        1,346,271
      Falls Apartments, 9.88%, 7/1/03 ...................  5/12/93     3,813,364        3,772,354        3,927,765
      Faronia Square Apartments, 10.40%, 1/1/02 .........  12/30/94    3,490,444        3,455,539        3,595,157
      Geneva Village Apartments, 9.50%, 11/1/04 .........  10/14/94    1,166,096        1,161,799        1,208,192
      Grand Forks Multifamily, 9.94%, 12/1/01 ...........  11/9/94     2,309,005        2,298,766        2,332,095
      Harpers Ferry Apartments, 10.56%, 12/1/01 .........  12/1/94     1,785,707        1,768,918        1,857,136
      Heritage Park Apartments, 9.00%, 2/1/04 ...........  1/31/97     1,885,149        1,885,149        1,931,252
      Huntington Hills Apartments, 8.75%, 11/1/05 .......  10/2/95     1,264,206        1,257,885        1,285,647
      Johanson Arms Apartments, 9.35%, 6/1/04 ...........  5/16/96     1,999,956        2,000,331        2,054,567
      Johnson/Wilson Apartments, 10.00%, 9/1/18 .........  9/17/93       758,242          750,660          728,658
      Maple Village Apartments, 9.50%, 11/1/04 ..........  10/14/94    1,218,554        1,213,995        1,262,544

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

      14  1999 Semiannual Report - American Strategic Income Portfolio III

--------------------------------------------------------------------------------

AMERICAN STRATEGIC INCOME PORTFOLIO III
(CONTINUED)

                                                             Date
Description of Security                                    Acquired   Par Value          Cost         Market Value
-----------------------                                    --------  -----------     ------------     ------------
      Meadowview Apartments, 9.50%, 11/1/04 .............  10/14/94  $   864,687     $    861,897     $    895,902
      Meridian Pointe Apartments, 8.85%, 2/1/12 .........   3/7/97     1,176,543        1,176,543        1,179,841
      Mission Village Apartments, 8.94%, 9/1/01 .........  8/11/94     2,140,841        2,130,137        2,162,249
      Parkway Village Apartments, 9.50%, 11/1/04 ........  10/14/94      839,269          836,606          869,566
      Quail Lakes Apartments, 8.95%, 11/1/03 ............  11/1/96     8,795,729        8,792,211        8,958,952
      Quail Lakes Apartments, 13.00%, 11/1/03 ...........   3/5/99       549,090          549,090          563,878
      Regency Manor Apartments, 10.30%, 1/1/00 ..........  12/16/94    5,159,849        5,156,457        3,611,894
      Riverbrook Apartments, 10.38%, 1/1/02 .............  12/29/94    1,988,820        1,966,564        2,048,485
      Rose Park Apartments, 9.50%, 11/1/04 ..............  10/14/94      690,091          687,996          712,064
      Royal Court Apartments, 9.00%, 10/1/04 ............  9/11/97     1,390,547        1,390,547        1,093,311
      Shelter Island Apartments, 7.70%, 12/1/08 .........  11/4/98    13,347,905       13,347,905       12,745,022
      Southlake Villa Apartments, 9.50%, 11/1/04 ........  10/14/94      979,611          975,858        1,011,896
      The Timbers Apartments, 8.31%, 6/1/00 .............   5/5/94     2,631,310        2,579,682        2,631,310
      Tradewinds I, 8.25%, 10/1/01 ......................  9/30/98    11,936,309       11,936,309       12,055,672
      Tradewinds II, 14.00%, 10/1/01 ....................  9/30/98     4,280,000        4,280,000        4,191,762
      Valley Manor Apartments, 8.45%, 11/1/05 ...........  7/14/98     3,692,254        3,692,254        3,711,328
      Westree Apartments, 10.00%, 9/1/03 ................  8/30/93     3,039,418        3,014,090        3,130,600
      Westree Apartments, 10.00%, 1/1/00 ................  6/19/98       500,000          500,000          453,551
                                                                                     ------------     ------------
                                                                                      133,216,046      130,998,870
                                                                                     ------------     ------------

  SINGLE FAMILY LOANS (38.6%):
      Arbor, 9.27%, 8/16/17 .............................  2/16/96     2,559,006        2,564,882        2,559,006
      Barclays, 8.79%, 6/7/25 ...........................  11/7/95     1,058,898(b)     1,008,675        1,033,125
      Bayview Financial, 6.16%, 2/21/20 .................  7/21/95       411,955(b)       352,801          391,182
      Delaware II, 8.80%, 11/27/07 ......................  6/30/93     3,687,570(b)     3,412,023        3,622,665
      Fairbanks IV, 7.87%, 4/3/19 .                        11/3/94     2,175,705(b)     1,857,561        2,056,951
      Federal Mortgage, 5.16%, 12/15/20 .................  6/15/93        39,189           32,900           38,987
      First Boston II, 8.99%, 7/31/09 ...................  4/30/93     1,453,785(b)     1,297,890        1,404,078
      First Boston III, 8.75%, 2/1/13 ...................  7/29/93     1,638,420(b)     1,405,405        1,604,988
      First Boston IV, 8.94%, 3/1/12 ....................  12/17/93    1,622,306(b)     1,491,290        1,590,085
      First Boston V, 7.78%, 5/26/16 ....................  4/26/95     1,589,079(b)     1,567,229        1,554,650

                                                             Date                      Shares/           Market
Description of Security                                    Acquired   Par Value          Cost          Value (a)
-----------------------                                    --------  -----------     ------------     ------------
      Greenwich, 9.28%, 4/16/05 .........................  2/16/96       668,026(b)  $    651,454     $    658,412
      Kidder Peabody I, 9.50%, 9/1/10 ...................  9/30/93     1,795,834(b)     1,607,695        1,789,304
      Kidder Peabody II, 8.77%, 5/1/13 ..................  3/17/94       200,687          189,009          202,766
      Knutson III, 9.08%, 4/1/15 ........................  3/26/93       702,497(b)       660,783          713,698
      Maryland National, 9.24%, 9/1/19 ..................  10/6/93     1,073,674(b)       971,049        1,029,454
      Meridian IV, 7.52%, 8/16/16 .                        1/20/95     4,467,882(b)     4,158,517        4,310,194
      Meridian V, 7.58%, 10/6/17 ........................   4/6/95     2,290,725(b)     2,187,031        2,206,950
      Minneapolis Employees Retirement Fund,
        8.01%, 2/10/14 ..................................  4/10/96     2,788,809(b)     2,587,646        2,669,853
      Mortgage Access, 10.04%, 9/30/19 ..................  6/30/93       312,638          295,243          321,702
      Nomura, 9.90%, 12/16/23 ...........................  12/16/93   16,927,766(b)    17,522,544       16,993,413
      Nomura III, 8.15%, 12/29/17                          9/29/95    10,538,212(b)     9,183,200        9,795,059
      Norwest II, 7.74%, 11/27/22 .                        2/27/96     3,810,224(b)     3,791,437        3,701,524
      Norwest IV, 8.33%, 2/23/25 ........................  5/23/96     3,272,199(b)     3,252,489        3,216,795
      Norwest VI, 8.20%, 3/6/26 .........................  12/6/96     1,896,329(b)     1,860,172        1,861,688
      Norwest VII, 8.85%, 7/24/25 .                        2/24/97     4,344,290(b)     4,224,822        4,221,957
      Norwest X, 7.80%, 1/1/25 ..........................  3/12/98     5,163,393(b)     5,176,818        4,826,468
      Norwest XI, 7.64%, 4/1/23 .........................  6/15/98     8,128,148(b)     8,091,920        7,832,858
      Norwest XII, 7.57%, 8/1/24 ........................  8/27/98     8,153,242(b)     8,086,237        7,788,640
      Norwest XIII, 7.51%, 10/1/25                         10/28/98    4,397,144(b)     4,374,250        4,198,821
      Norwest XVI, 7.18%, 6/16/27                           3/4/99     3,203,777(b)     3,112,365        3,003,582
      Norwest XVII, 6.92%, 5/28/25 ......................  5/20/99     9,125,691(b)     8,787,322        8,588,593
      President Homes 93-6E, Sales Inventory,
        8.19%, 11/1/22 ..................................  5/19/94       165,709          164,049          158,508
      President Homes 94-1B, Sales Inventory,
        8.50%, 11/18/23 .................................  10/31/94      100,989           99,557          101,713
      Sears Mortgage, 7.67%, 10/1/17 ....................  7/16/93       457,331          429,891          447,398
      Shearson Lehman, 9.25%, 6/1/17 ....................  5/26/93     2,702,844(b)     2,382,149        2,718,203
      The Crossings, 10.75%, 10/1/11 ....................  4/16/93       150,343(b)       151,847          154,854
                                                                                     ------------     ------------
                                                                                      108,990,152      109,368,124
                                                                                     ------------     ------------

        Total Whole Loans
          and Participation Mortgages  ..................                             303,426,127      301,014,115
                                                                                     ------------     ------------

SHORT-TERM SECURITIES (10.7%):
      First American Prime Obligations Fund .............  11/30/99   30,425,536(f)    30,425,536       30,425,536
                                                                                     ------------     ------------

        Total Investments in Securities (g)  ............                            $383,966,163     $379,429,296
                                                                                     ============     ============

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

      15  1999 Semiannual Report - American Strategic Income Portfolio III

--------------------------------------------------------------------------------

NOTES TO INVESTMENTS IN SECURITIES
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(b) ON NOVEMBER 30, 1999, SECURITIES VALUED AT $141,817,665, WERE PLEDGED AS COLLATERAL FOR THE FOLLOWING OUTSTANDING REVERSE REPURCHASE AGREEMENTS:

                                                                   NAME OF
                                                                   BROKER
                    ACQUISITION                     ACCRUED    AND DESCRIPTION
        AMOUNT         DATE      RATE*     DUE      INTEREST    OF COLLATERAL
      -----------   -----------  -----   --------   --------   ---------------
      $12,525,000    11/15/99    5.42%   12/15/99   $  1,885          (1)
       33,500,000     11/2/99    5.34%    12/1/99    149,075          (2)
        1,500,000     11/1/99    6.28%    12/1/99      7,853          (3)
       16,000,000     11/1/99    6.28%    12/1/99     83,767          (3)
       35,000,000    11/12/99    6.41%    12/1/99    186,958          (4)
      -----------                                   --------
      $98,525,000                                   $429,538

    * INTEREST RATE AS OF NOVEMBER 30, 1999. RATES ARE BASED ON THE LONDON INTERBANK OFFERED RATE (LIBOR) AND RESET MONTHLY.

    NAME OF BROKER AND DESCRIPTION OF COLLATERAL:
             (1) MORGAN STANLEY DEAN WITTER:
                FNMA, 6.50%, 6/1/29, $13,761,583 PAR
             (2) NOMURA:
                U.S. TREASURY NOTE, 7.25%, 8/15/04, $30,000,000 PAR

             (3) MORGAN STANLEY DEAN WITTER:
                NORWEST II, 7.74%, 11/27/22, $3,665,030 PAR
                NORWEST IV, 8.33%, 2/23/25, $219,298 PAR
                NORWEST VI, 8.20%, 3/6/26, $299,118 PAR
                NORWEST VII, 8.85%, 7/24/25, $4,142,184 PAR
                NORWEST XI, 7.64%, 4/1/23, $5,624,634 PAR
                NORWEST XII, 7.57%, 8/1/24, $6,540,571 PAR
                NORWEST XIII, 7.51%, 10/1/25, $3,158,010 PAR
                NORWEST XVI, 7.18%, 6/16/27, $2,491,684 PAR
                NORWEST XVII, 6.92%, 5/28/25, $8,375,580 PAR
                THE CROSSINGS, 10.75%, 10/1/11, $150,343 PAR
             (4) NOMURA:
                BARCLAYS, 8.79%, 6/7/25, $1,058,898 PAR
                BAYVIEW FINANCIAL, 6.16%, 2/21/20, $411,955 PAR
                DELAWARE II, 8.80%, 11/27/07, $3,628,066 PAR
                FAIRBANKS IV, 7.87%, 4/3/19, $2,175,705 PAR
                FIRST BOSTON II, 8.99%, 7/31/09, $1,415,132 PAR
                FIRST BOSTON III, 8.75%, 2/1/13, $1,603,793 PAR
                FIRST BOSTON IV, 8.94%, 3/1/12, $1,503,031 PAR
                FIRST BOSTON V, 7.78%, 5/26/16, $1,589,079 PAR
                GREENWICH, 9.28%, 4/16/05, $602,388 PAR
                KIDDER PEABODY I, 9.50%, 9/1/10, $1,795,834 PAR
                KNUTSON III, 9.08%, 4/1/15, $702,497 PAR
                MARYLAND NATIONAL, 9.24%, 9/1/19, $1,073,674 PAR
                MERIDIAN IV, 7.52%, 8/16/16, $3,935,099 PAR
                MERIDIAN V, 7.58%, 10/6/17, $ 2,290,725 PAR
                MINNEAPOLIS EMPLOYEES RETIREMENT FUND, 8.01%, 2/10/14,
             $2,644,987 PAR
                NOMURA, 9.90%, 12/16/23, $16,801,045 PAR
                NOMURA III, 8.15%, 12/29/17, $10,341,397 PAR
                NORWEST IV, 8.33%, 2/23/25, $3,052,901 PAR
                NORWEST VI, 8.20%, 3/6/26, $1,597,211 PAR
                NORWEST X, 7.80%, 1/1/25, $5,163,393 PAR
                SHEARSON LEHMAN, 9.25%, 6/1/17, $2,702,844 PAR

         THE FUND HAS ENTERED INTO A LENDING COMMITMENT WITH NOMURA. THE AGREEMENT PERMITS THE FUND TO ENTER INTO REVERSE REPURCHASE AGREEMENTS UP TO $40,000,000 USING WHOLE LOANS AS COLLATERAL. THE FUND PAYS A FEE OF 0.25% TO NOMURA ON ANY UNUSED PORTION OF THE $40,000,000 LENDING COMMITMENT.
    (C) INTEREST RATES ON COMMERCIAL AND MULTIFAMILY LOANS ARE THE RATES IN EFFECT ON NOVEMBER 30, 1999. INTEREST RATES AND MATURITY DATES DISCLOSED ON SINGLE FAMILY LOANS REPRESENT THE WEIGHTED AVERAGE COUPON AND WEIGHTED AVERAGE MATURITY FOR THE UNDERLYING MORTGAGE LOANS AS OF NOVEMBER 30, 1999.
    (D) COMMERCIAL AND MULTIFAMILY LOANS ARE DESCRIBED BY THE NAME OF THE MORTGAGED PROPERTY. POOLS OF SINGLE FAMILY LOANS ARE DESCRIBED BY THE NAME OF THE INSTITUTION FROM WHICH THE LOANS WERE PURCHASED. THE GEOGRAPHICAL LOCATION OF THE MORTGAGED PROPERTIES AND, IN THE CASE OF SINGLE FAMILY, THE NUMBER OF LOANS, IS PRESENTED BELOW.

    COMMERCIAL LOANS:
             ACADEMY SPECTRUM - COLORADO SPRINGS, CO
             AIRPORT PLAZA OFFICES - ALBUQUERQUE, NM
             BLACKLAKE PLACE I AND II - OLYMPIA, WA
             BLACKLAKE PLACE III - OLYMPIA, WA
             BROOKHOLLOW WEST AND NORTHWEST TECHNICAL CENTER - HOUSTON, TX COMMERCE CENTER - ALBUQUERQUE, NM
             CUBB PROPERTIES MOBILE HOME PARK - NEW YORK, NY
             DISCO PRINT WAREHOUSE - SUGARLAND, TX
             DUNCAN OFFICE BUILDING - OLYMPIA, TX
             INDIAN STREET SHOPPES - STUART, FL
             JACKSON STREET PARKING LOT - PHOENIX, TX
             JACKSON STREET WAREHOUSE - PHOENIX, TX
             JEFFERSON OFFICE BUILDING - OLYMPIA, WA
             JOHN BROWN OFFICE BUILDING - HOUSTON, TX
             KIMBALL PROFESSIONAL OFFICE BUILDING - GIG HARBOR, WA
             LAKE POINTE CORPORATE CENTER - MINNEAPOLIS, MN
             LAX AIR FREIGHT CENTER - INGLEWOOD, CA
             MERIDIAN CORPORATE CENTER - BOCA RATON, FL
             NORTH AUSTIN BUSINESS CENTER - AUSTIN, TX
             ONE METRO SQUARE OFFICE BUILDING - FARMERS BRANCH, TX
             PACIFIC SHORES MOBILE HOME PARK II - NEWPORT, OR
             PILOT KNOB SERVICE CENTER - MENDOTA HEIGHTS, MN
             PMG PLAZA - FORT LAUDERDALE, FL
             SANTA MONICA CENTER - WEST HOLLYWOOD, CA

    MULTIFAMILY LOANS:
             AMBASSADOR HOUSE APARTMENTS - OKLAHOMA CITY, OK
             ARBOR PARKS AND WOODRIDGE APARTMENTS - DALLAS AND FORT WORTH, TX BLUFF CREEK APARTMENTS - OKLAHOMA CITY, OK
             BOARDWALK APARTMENTS - OKLAHOMA CITY, OK
             BRIARWOOD APARTMENTS - GREELEY, CO
             CLACKAMAS TRAIL APARTMENTS - CLACKAMAS, OR
             EL TORO BLANCO APARTMENTS - COLORADO SPRINGS, CO
             FALLS APARTMENTS - COLORADO SPRINGS, CO
             FARONIA SQUARE APARTMENTS - MEMPHIS, TN
             GENEVA VILLAGE APARTMENTS - WEST JORDAN, UT
             GRAND FORKS MULTIFAMILY - GRAND FORKS, ND
             HARPERS FERRY APARTMENTS - LAFAYETTE, LA
             HERITAGE PARK APARTMENTS - LIVERPOOL, NY
             HUNTINGTON HILLS APARTMENTS - MANKATO, MN
             JOHANSON ARMS APARTMENTS - KINGSBURG, CA
             JOHNSON/WILSON APARTMENTS - ST. PAUL, MN
             MAPLE VILLAGE APARTMENTS - AMERICAN FORK, UT
             MEADOWVIEW APARTMENTS - WEST JORDAN, UT
             MERIDIAN POINTE APARTMENTS - KALISPELL, MT
             MISSION VILLAGE APARTMENTS - TUCSON, AZ
             PARKWAY VILLAGE APARTMENTS - WEST JORDAN, UT
             QUAIL LAKES APARTMENTS - OKLAHOMA CITY, OK
             REGENCY MANOR APARTMENTS - GRAND ISLAND, NY
             RIVERBROOK APARTMENTS - TAMPA, FL
             ROSE PARK APARTMENTS - VERNAL, UT
             ROYAL COURT APARTMENTS - MIAMI BEACH, FL
             SHELTER ISLAND APARTMENTS - LAS VEGAS, NV
             SOUTHLAKE VILLA APARTMENTS - SALT LAKE CITY, UT
             THE TIMBERS APARTMENTS - HOUSTON, TX
             TRADEWINDS I - DALLAS, TX
             TRADEWINDS II - DALLAS, TX
             VALLEY MANOR APARTMENTS - HASTINGS, MN
             WESTREE APARTMENTS - COLORADO SPRINGS, CO

    SINGLE FAMILY LOANS:
             ARBOR - 41 LOANS, NEW YORK
             BARCLAYS - 7 LOANS, MIDWESTERN UNITED STATES
             BAYVIEW FINANCIAL - 7 LOANS, MARYLAND
             DELAWARE II - 113 LOANS, TEXAS
             FAIRBANKS IV - 22 LOANS, UNITED STATES
             FEDERAL MORTGAGE - 3 LOANS, CONNECTICUT
             FIRST BOSTON II - 38 LOANS, UNITED STATES, PRIMARILY IN TEXAS

--------------------------------------------------------------------------------

      16  1999 Semiannual Report - American Strategic Income Portfolio III

--------------------------------------------------------------------------------
             FIRST BOSTON III - 52 LOANS, TEXAS AND FLORIDA
             FIRST BOSTON IV - 43 LOANS, TEXAS, OKLAHOMA, AND MASSACHUSETTS FIRST BOSTON V - 22 LOANS, UNITED STATES
             GREENWICH - 8 LOANS, COLORADO
             KIDDER PEABODY I - 57 LOANS, UNITED STATES
             KIDDER PEABODY II - 2 LOANS, ARIZONA AND COLORADO
             KNUTSON III - 14 LOANS, UNITED STATES
             MARYLAND NATIONAL - 14 LOANS, UNITED STATES
             MERIDIAN IV - 63 LOANS, MIDWESTERN UNITED STATES
             MERIDIAN V - 37 LOANS, UNITED STATES
             MINNEAPOLIS EMPLOYEES RETIREMENT FUND - 77 LOANS, MINNESOTA MORTGAGE ACCESS - 2 LOANS, NEW JERSEY
             NOMURA - 445 LOANS, CALIFORNIA AND TEXAS
             NOMURA III - 162 LOANS, MIDWESTERN UNITED STATES
             NORWEST II - 40 LOANS, MIDWESTERN UNITED STATES
             NORWEST IV - 30 LOANS, MIDWESTERN UNITED STATES
             NORWEST VI - 17 LOANS, MIDWESTERN UNITED STATES
             NORWEST VII - 32 LOANS, MIDWESTERN UNITED STATES
             NORWEST X - 34 LOANS, MIDWESTERN UNITED STATES
             NORWEST XI - 73 LOANS, MIDWESTERN UNITED STATES
             NORWEST XII - 61 LOANS, MIDWESTERN UNITED STATES
             NORWEST XIII - 29 LOANS, MIDWESTERN UNITED STATES
             NORWEST XVI - 18 LOANS, MIDWESTERN UNITED STATES
             NORWEST XVII - 74 LOANS, MIDWESTERN UNITED STATES
             PRESIDENT HOMES, 93-6E SALES INVENTORY - 2 LOANS, IOWA
             PRESIDENT HOMES, 94-1B SALES INVENTORY - 1 LOAN, KANSAS
             SEARS MORTGAGE - 8 LOANS, MIDWESTERN UNITED STATES
             SHEARSON LEHMAN - 65 LOANS, UNITED STATES
             THE CROSSINGS - 4 LOANS, MINNESOTA
    (E)  SECURITIES PURCHASED AS PART OF A PRIVATE PLACEMENT WHICH HAVE NOT
         BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES ACT OF 1933 AND ARE CONSIDERED TO BE ILLIQUID. ON NOVEMBER 30, 1999, THE TOTAL MARKET VALUE OF THESE INVESTMENTS WAS $301,014,115 OR 106.2% OF TOTAL NET ASSETS.
    (F) THIS MONEY MARKET FUND IS ADVISED BY U.S. BANK WHICH ALSO SERVES AS ADVISOR FOR THE FUND. SEE NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS
    (G) ALSO APPROXIMATES COST FOR FEDERAL INCOME TAX PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES, INCLUDING REAL ESTATE OWNED, BASED ON THIS COST WERE AS
         FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $ 4,359,327
      GROSS UNREALIZED DEPRECIATION ......   (8,957,965)
                                            -----------
        NET UNREALIZED DEPRECIATION ......  $(4,598,638)
                                            ===========

--------------------------------------------------------------------------------

      17  1999 Semiannual Report - American Strategic Income Portfolio III

               SHAREHOLDER UPDATE
--------------------------------------------------------------------------------

                      ANNUAL MEETING RESULTS
                      An annual meeting of the fund's shareholders was held on August 16, 1999. Each matter voted upon at that meeting, as well as the number of votes cast for, against or withheld, the number of abstentions, and the number of broker non-votes with respect to such matters, are set forth below.

                      (1) The fund's shareholders elected the following
                          directors:

                                             SHARES      SHARES WITHHOLDING
                                           VOTED "FOR"   AUTHORITY TO VOTE
                                          -------------  ------------------
David T. Bennett .......................    20,630,683            54,605
Robert J. Dayton .......................    20,629,983            55,305
Roger A. Gibson ........................    20,630,683            54,605
Andrew M. Hunter III ...................    20,629,983            55,305
Leonard W. Kedrowski ...................    20,630,683            54,605
John M. Murphy, Jr. ....................    20,630,550            54,738
Robert L. Spies ........................    20,630,350            54,938
Joseph D. Strauss ......................    20,630,167            55,121
Virginia L. Stringer ...................    20,630,167            55,121

                      (2) The fund's shareholders ratified the selection by a
                          majority of the independent members of the fund's Boards of Directors of Ernst & Young LLP as the independent public accountants for the fund for the fiscal year ending May 31, 2000. The following votes were cast regarding this matter:

   SHARES            SHARES                        BROKER
 VOTED "FOR"     VOTED "AGAINST"    ABSTENTIONS   NON VOTES
-------------   -----------------   -----------   ---------
 20,623,885          27,830           33,572        --

                      SHARE REPURCHASE PROGRAM
                      Your fund's board of directors has approved the continuation of the fund's share repurchase program, which enables the fund to "buy back" shares of its common stock in the open market. Repurchases may only be made when the previous day's closing market price per share was at a discount from net asset value. Repurchases cannot exceed 5% of the fund's outstanding shares as of September 9, 1998.

                      WHAT EFFECT WILL THIS PROGRAM HAVE ON SHAREHOLDERS?
                      We do not expect any adverse impact on the advisor's ability to manage the fund. Because repurchases will be at a price below net asset value per share, remaining shares outstanding may experience a slight increase in net asset value per share. Although the effect of share repurchases on the market price is less certain, the board of directors believes the program may have a favorable effect on the market price of fund shares. We do not anticipate any material increase in the fund's expense ratio.

                      WHEN WILL SHARES BE REPURCHASED?
                      Share repurchases may be made from time to time and may be discontinued at any time. Share repurchases are not mandatory when fund shares are trading at a discount from net asset value;

--------------------------------------------------------------------------------

      18  1999 Semiannual Report - American Strategic Income Portfolio III

--------------------------------------------------------------------------------
                      all repurchases will be at the discretion of the fund's investment advisor. The board of directors' decision whether to continue the share repurchase program will be reported in the next shareholder report.

                      HOW WILL SHARES BE REPURCHASED?
                      We expect to finance the repurchase of shares by liquidating portfolio securities or using current cash balances. We do not anticipate borrowing in order to finance share repurchases.

--------------------------------------------------------------------------------

      19  1999 Semiannual Report - American Strategic Income Portfolio III

[LOGO] FIRST AMERICAN -Registered Trademark-
ASSET MANAGEMENT

AMERICAN STRATEGIC INCOME PORTFOLIO III
1999   SEMIANNUAL REPORT











1/2000    3047-99

[LOGO] This document is printed on paper made from 100% total recovered fiber, including 15% post-consumer waste.